Cover Page	Apr. 15, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000091767
Entity Emerging Growth Company	false
Security Exchange Name	NYSE
Trading Symbol	SON
Title of 12(b) Security	No par value common stock
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Soliciting Material	false
Written Communications	false
Local Phone Number	383-7000
City Area Code	843
Entity Address, Postal Zip Code	29550
Entity Address, State or Province	SC
Entity Address, City or Town	Hartsville
Entity Address, Address Line One	1 N. Second St.
Entity Tax Identification Number	57-0248420
Entity Incorporation, State or Country Code	SC
Entity File Number	001-11261
Entity Registrant Name	SONOCO PRODUCTS COMPANY
Document Period End Date	Apr. 15, 2020
Document Type	8-K